ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 10 — ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following at December 31, 2025 and 2024:

	December 31,
	2025	2024
		(As Restated)

Trade creditors	$1,402,552	$883,183
Tax authority	132,854	470,682
Employee benefits and executive remuneration	132,721	123,415
Accrued litigation expense	196,143	—
Other accruals	32,749	27,802
Total accrued expenses	$1,897,019	$1,505,082